Filed under Rules 497(e) and 497(k)
Registration Nos. 033-08021
033-06502
002-85370
333-32798
333-11283
333-111662

SunAmerica Equity Funds

SunAmerica Income Funds

SunAmerica Money Market Funds, Inc.

SunAmerica Senior Floating Rate Fund, Inc.

SunAmerica Series, Inc.

SunAmerica Specialty Series

(each, a “Registrant,” and collectively, the “Registrants”)

Supplement dated November 3, 2017, to each Registrant’s Summary Prospectuses,

Prospectuses, and Statements of Additional Information as supplemented and amended to date

Effective immediately, the hyperlink to access each Registrant’s Summary Prospectuses, Prospectuses, Statements of Additional Information and Shareholder Reports, as applicable, is as follows:

http://aigfunds.onlineprospectus.net/AIGFunds/FundDocuments/index.html

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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